PORTFOLIO OF INVESTMENTS – as of April 30, 2019 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks – 40.7% of Net Assets
	Aerospace & Defense – 0.3%
16	Axon Enterprise, Inc.(a)	$1,016
22	Moog, Inc., Class A	2,060
3	Raytheon Co.	533
11	Teledyne Technologies, Inc.(a)	2,734
30	United Technologies Corp.	4,278

		10,621

	Air Freight & Logistics – 0.7%
225	Expeditors International of Washington, Inc.	17,870
28	FedEx Corp.	5,305
34	United Parcel Service, Inc., Class B	3,611

		26,786

	Airlines – 0.2%
205	American Airlines Group, Inc.	7,007

	Auto Components – 0.2%
98	American Axle & Manufacturing Holdings, Inc.(a)	1,445
54	Aptiv PLC	4,628
90	Delphi Technologies PLC	1,992
21	Visteon Corp.(a)	1,386

		9,451

	Automobiles – 0.5%
690	Fiat Chrysler Automobiles NV	10,633
235	General Motors Co.	9,153

		19,786

	Banks – 2.6%
57	Ameris Bancorp	2,078
102	BancorpSouth Bank	3,109
470	Bank of America Corp.	14,373
91	BB&T Corp.	4,659
251	Citigroup, Inc.	17,746
119	Citizens Financial Group, Inc.	4,308
78	Columbia Banking System, Inc.	2,928
7	Comerica, Inc.	550
199	CVB Financial Corp.	4,318
180	Fulton Financial Corp.	3,105
102	Huntington Bancshares, Inc.	1,420
91	International Bancshares Corp.	3,774
186	KeyCorp	3,264
17	M&T Bank Corp.	2,891
320	People’s United Financial, Inc.	5,533
56	PNC Financial Services Group, Inc. (The)	7,668
105	Regions Financial Corp.	1,631
141	Trustmark Corp.	5,070
195	Wells Fargo & Co.	9,440
49	Westamerica Bancorporation	3,147

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
37	Wintrust Financial Corp.	$2,819
50	Zions Bancorp N.A.	2,467

		106,298

	Beverages – 1.2%
38	Brown-Forman Corp., Class B	2,025
276	Coca-Cola Co. (The)	13,540
33	Constellation Brands, Inc., Class A	6,985
341	Monster Beverage Corp.(a)	20,324
33	PepsiCo, Inc.	4,226

		47,100

	Biotechnology – 1.2%
18	AbbVie, Inc.	1,429
51	Amgen, Inc.	9,145
6	Biogen, Inc.(a)	1,375
90	BioMarin Pharmaceutical, Inc.(a)	7,698
17	Celgene Corp.(a)	1,609
41	Gilead Sciences, Inc.	2,667
16	Ligand Pharmaceuticals, Inc.(a)	2,014
63	Regeneron Pharmaceuticals, Inc.(a)	21,618
25	Repligen Corp.(a)	1,684
2	Vertex Pharmaceuticals, Inc.(a)	338

		49,577

	Building Products – 0.2%
159	Johnson Controls International PLC	5,962
15	Lennox International, Inc.	4,072

		10,034

	Capital Markets – 2.8%
3	Affiliated Managers Group, Inc.	333
8	Ameriprise Financial, Inc.	1,174
269	Bank of New York Mellon Corp. (The)	13,359
9	BlackRock, Inc.	4,367
249	Charles Schwab Corp. (The)	11,399
14	CME Group, Inc.	2,505
46	FactSet Research Systems, Inc.	12,690
60	Franklin Resources, Inc.	2,075
27	Goldman Sachs Group, Inc. (The)	5,560
10	Intercontinental Exchange, Inc.	813
48	Invesco Ltd.	1,055
73	Janus Henderson Group PLC	1,830
80	Legg Mason, Inc.	2,676
42	Moody’s Corp.	8,258
52	MSCI, Inc.	11,720
36	Northern Trust Corp.	3,548
26	S&P Global, Inc.	5,737
192	SEI Investments Co.	10,454
187	State Street Corp.	12,652

		112,205

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – 0.5%
23	Ecolab, Inc.	$4,234
39	HB Fuller Co.	1,910
28	Innospec, Inc.	2,375
5	International Flavors & Fragrances, Inc.	689
35	Linde PLC	6,309
33	Minerals Technologies, Inc.	2,071
19	Stepan Co.	1,758

		19,346

	Commercial Services & Supplies – 0.2%
37	Healthcare Services Group, Inc.	1,252
20	MSA Safety, Inc.	2,198
29	Tetra Tech, Inc.	1,877
19	Waste Management, Inc.	2,040

		7,367

	Communications Equipment – 0.6%
48	Ciena Corp.(a)	1,841
326	Cisco Systems, Inc.	18,240
27	InterDigital, Inc.	1,766
27	Lumentum Holdings, Inc.(a)	1,673
8	Motorola Solutions, Inc.	1,159

		24,679

	Construction & Engineering – 0.1%
92	AECOM(a)	3,119
30	Fluor Corp.	1,192

		4,311

	Consumer Finance – 0.5%
77	American Express Co.	9,027
135	Capital One Financial Corp.	12,532
46	Navient Corp.	621

		22,180

	Containers & Packaging – 0.2%
48	Ball Corp.	2,877
12	Crown Holdings, Inc.(a)	697
32	International Paper Co.	1,498
84	Owens-Illinois, Inc.	1,660

		6,732

	Distributors – 0.1%
26	Genuine Parts Co.	2,666
14	POOL CORP.	2,572

		5,238

	Diversified Consumer Services – 0.1%
60	Service Corp. International	2,497

	Diversified Telecommunication Services – 0.1%
61	AT&T, Inc.	1,889

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
100	CenturyLink, Inc.	$1,142
39	Verizon Communications, Inc.	2,230

		5,261

	Electric Utilities – 0.3%
83	American Electric Power Co., Inc.	7,101
11	Edison International	701
14	Eversource Energy	1,003
27	IDACORP, Inc.	2,674

		11,479

	Electrical Equipment – 0.2%
11	Acuity Brands, Inc.	1,610
30	Eaton Corp. PLC	2,484
18	Hubbell, Inc.	2,297

		6,391

	Electronic Equipment, Instruments & Components – 0.7%
51	Avnet, Inc.	2,479
22	Belden, Inc.	1,222
52	Cognex Corp.	2,622
11	Coherent, Inc.(a)	1,628
11	Littelfuse, Inc.	2,212
10	Rogers Corp.(a)	1,675
120	TE Connectivity Ltd.	11,478
62	Trimble, Inc.(a)	2,531
92	Vishay Intertechnology, Inc.	1,823
13	Zebra Technologies Corp., Class A(a)	2,745

		30,415

	Energy Equipment & Services – 0.7%
33	Apergy Corp.(a)	1,310
28	Baker Hughes, a GE Co.	673
61	C&J Energy Services, Inc.(a)	857
18	Core Laboratories NV	1,141
140	Halliburton Co.	3,966
206	National Oilwell Varco, Inc.	5,385
56	Oceaneering International, Inc.(a)	1,075
50	Oil States International, Inc.(a)	966
249	Schlumberger Ltd.	10,627
38	TechnipFMC PLC	934
94	U.S. Silica Holdings, Inc.	1,487

		28,421

	Entertainment – 0.8%
44	Cinemark Holdings, Inc.	1,850
4	Electronic Arts, Inc.(a)	379
44	Netflix, Inc.(a)	16,304
91	Walt Disney Co. (The)	12,464

		30,997

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 0.1%
62	Kroger Co. (The)	$1,598
12	Sysco Corp.	844
17	Walgreens Boots Alliance, Inc.	911

		3,353

	Food Products – 0.5%
47	Campbell Soup Co.	1,818
567	Danone S.A., Sponsored ADR	9,197
16	General Mills, Inc.	824
55	Hain Celestial Group, Inc. (The)(a)	1,200
3	Hershey Co. (The)	375
18	Ingredion, Inc.	1,705
10	J.M. Smucker Co. (The)	1,226
14	Kellogg Co.	844
50	Kraft Heinz Co. (The)	1,662
9	Mondelez International, Inc., Class A	458

		19,309

	Gas Utilities – 0.2%
54	New Jersey Resources Corp.	2,704
30	ONE Gas, Inc.	2,656
60	South Jersey Industries, Inc.	1,927

		7,287

	Health Care Equipment & Supplies – 0.7%
13	Alcon, Inc.(a)	757
4	Align Technology, Inc.(a)	1,299
43	Baxter International, Inc.	3,281
2	Becton Dickinson and Co.	481
10	Boston Scientific Corp.(a)	371
10	DENTSPLY SIRONA, Inc.	511
2	Edwards Lifesciences Corp.(a)	352
30	Globus Medical, Inc.(a)	1,353
14	Haemonetics Corp.(a)	1,222
1	Intuitive Surgical, Inc.(a)	511
113	Meridian Bioscience, Inc.	1,301
23	Merit Medical Systems, Inc.(a)	1,292
30	STERIS PLC	3,929
2	Stryker Corp.	378
59	Varian Medical Systems, Inc.(a)	8,034
19	West Pharmaceutical Services, Inc.	2,352

		27,424

	Health Care Providers & Services – 0.9%
31	Acadia Healthcare Co., Inc.(a)	993
12	Amedisys, Inc.(a)	1,534
3	Anthem, Inc.	789
25	BioTelemetry, Inc.(a)	1,360
59	Centene Corp.(a)	3,042
7	Chemed Corp.	2,287
6	Cigna Corp.	953

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
174	CVS Health Corp.	$9,462
30	Encompass Health Corp.	1,934
46	HCA Healthcare, Inc.	5,853
17	Henry Schein, Inc.(a)	1,089
3	Humana, Inc.	766
10	Laboratory Corp. of America Holdings(a)	1,599
32	MEDNAX, Inc.(a)	895
51	Patterson Cos., Inc.	1,114
16	Quest Diagnostics, Inc.	1,542
14	UnitedHealth Group, Inc.	3,263

		38,475

	Health Care Technology – 0.3%
108	Allscripts Healthcare Solutions, Inc.(a)	1,066
161	Cerner Corp.(a)	10,698
23	Medidata Solutions, Inc.(a)	2,078

		13,842

	Hotels, Restaurants & Leisure – 1.5%
27	Dunkin’ Brands Group, Inc.	2,015
68	Hilton Worldwide Holdings, Inc.	5,915
18	Jack in the Box, Inc.	1,388
19	Marriott Vacations Worldwide Corp.	2,007
4	McDonald’s Corp.	790
274	MGM Resorts International	7,297
28	Six Flags Entertainment Corp.	1,487
201	Starbucks Corp.	15,614
103	Wendy’s Co. (The)	1,917
332	Yum China Holdings, Inc.	15,783
68	Yum! Brands, Inc.	7,098

		61,311

	Household Durables – 0.2%
11	iRobot Corp.(a)	1,139
82	KB Home	2,124
62	Meritage Homes Corp.(a)	3,171
40	Tupperware Brands Corp.	952
2	Whirlpool Corp.	278

		7,664

	Household Products – 0.6%
129	Colgate-Palmolive Co.	9,390
158	Procter & Gamble Co. (The)	16,824

		26,214

	Independent Power & Renewable Electricity Producers – 0.2%
54	AES Corp. (The)	925
61	Ormat Technologies, Inc.	3,560
143	Pattern Energy Group, Inc.	3,306

		7,791

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – 0.3%
1,255	General Electric Co.	$12,763

	Insurance – 0.9%
10	Aflac, Inc.	504
28	Allstate Corp. (The)	2,774
260	American International Group, Inc.	12,368
9	Brighthouse Financial, Inc.(a)	376
45	Chubb Ltd.	6,534
47	First American Financial Corp.	2,682
19	Hartford Financial Services Group, Inc. (The)	994
12	Lincoln National Corp.	801
19	Marsh & McLennan Cos., Inc.	1,791
19	MetLife, Inc.	876
51	Prudential Financial, Inc.	5,391
21	Travelers Cos., Inc. (The)	3,019

		38,110

	Interactive Media & Services – 2.0%
11	Alphabet, Inc., Class A(a)	13,188
25	Alphabet, Inc., Class C(a)	29,712
207	Facebook, Inc., Class A(a)	40,034
7	TripAdvisor, Inc.(a)	373

		83,307

	Internet & Direct Marketing Retail – 2.0%
142	Alibaba Group Holding Ltd., Sponsored ADR(a)	26,351
19	Amazon.com, Inc.(a)	36,604
6	Booking Holdings, Inc.(a)	11,130
181	eBay, Inc.	7,014

		81,099

	IT Services – 2.2%
19	Accenture PLC, Class A	3,471
71	Automatic Data Processing, Inc.	11,672
9	Cognizant Technology Solutions Corp., Class A	656
96	DXC Technology Co.	6,311
44	Gartner, Inc.(a)	6,995
10	International Business Machines Corp.	1,403
37	Leidos Holdings, Inc.	2,719
51	MasterCard, Inc., Class A	12,966
14	PayPal Holdings, Inc.(a)	1,579
140	Sabre Corp.	2,906
216	Visa, Inc., Class A	35,517
42	Western Union Co. (The)	816
14	WEX, Inc.(a)	2,944

		89,955

	Leisure Products – 0.0%
66	Callaway Golf Co.	1,159

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	$312
8	IQVIA Holdings, Inc.(a)	1,111
8	Thermo Fisher Scientific, Inc.	2,220

		3,643

	Machinery – 1.7%
34	AGCO Corp.	2,407
79	Caterpillar, Inc.	11,014
46	Cummins, Inc.	7,649
86	Deere & Co.	14,244
38	Flowserve Corp.	1,863
25	IDEX Corp.	3,916
45	ITT, Inc.	2,725
58	Kennametal, Inc.	2,361
36	Oshkosh Corp.	2,973
72	Parker Hannifin Corp.	13,038
11	Proto Labs, Inc.(a)	1,208
48	Terex Corp.	1,600
40	Toro Co. (The)	2,926
8	Xylem, Inc.	667

		68,591

	Media – 0.8%
2	Cable One, Inc.	2,121
10	CBS Corp., Class B	513
30	Charter Communications, Inc., Class A(a)	11,136
280	Comcast Corp., Class A	12,188
31	Discovery, Inc., Series C(a)	892
49	New York Times Co. (The), Class A	1,624
395	News Corp., Class A	4,906
13	Omnicom Group, Inc.	1,040

		34,420

	Metals & Mining – 0.3%
87	Commercial Metals Co.	1,504
94	Newmont Goldcorp Corp.	2,920
15	Nucor Corp.	856
35	Reliance Steel & Aluminum Co.	3,219
22	Royal Gold, Inc.	1,915

		10,414

	Multi-Utilities – 0.2%
48	Consolidated Edison, Inc.	4,136
9	DTE Energy Co.	1,131
13	Sempra Energy	1,663

		6,930

	Multiline Retail – 0.0%
10	Macy’s, Inc.	235

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 0.9%
155	Anadarko Petroleum Corp.	$11,292
260	Apache Corp.	8,557
600	Chesapeake Energy Corp.(a)	1,746
593	Denbury Resources, Inc.(a)	1,322
85	EQT Corp.	1,738
70	Green Plains, Inc.	1,216
42	Hess Corp.	2,693
95	Noble Energy, Inc.	2,571
34	ONEOK, Inc.	2,310
25	Valero Energy Corp.	2,266
46	World Fuel Services Corp.	1,419

		37,130

	Paper & Forest Products – 0.1%
34	Domtar Corp.	1,663
64	Louisiana-Pacific Corp.	1,603

		3,266

	Personal Products – 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	687

	Pharmaceuticals – 0.8%
3	Allergan PLC	441
19	Bristol-Myers Squibb Co.	882
44	Catalent, Inc.(a)	1,972
16	Eli Lilly & Co.	1,873
49	Medicines Co. (The)(a)	1,566
74	Merck & Co., Inc.	5,825
66	Novartis AG, Sponsored ADR	5,427
226	Novo Nordisk AS, Sponsored ADR	11,076
24	Perrigo Co. PLC	1,150
86	Pfizer, Inc.	3,492
20	Supernus Pharmaceuticals, Inc.(a)	735

		34,439

	Professional Services – 0.2%
36	Exponent, Inc.	2,038
16	Insperity, Inc.	1,913
37	Korn Ferry	1,740
22	ManpowerGroup, Inc.	2,113
22	Nielsen Holdings PLC	562

		8,366

	Real Estate Management & Development – 0.1%
16	CBRE Group, Inc., Class A(a)	833
19	Jones Lang LaSalle, Inc.	2,937

		3,770

	REITs - Apartments – 0.3%
67	American Campus Communities, Inc.	3,162
3	AvalonBay Communities, Inc.	603

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
44	Camden Property Trust	$4,429
9	Equity Residential	688
5	Essex Property Trust, Inc.	1,412
4	Mid-America Apartment Communities, Inc.	438

		10,732

	REITs - Diversified – 0.1%
6	Crown Castle International Corp.	755
9	Digital Realty Trust, Inc.	1,059
2	Equinix, Inc.	910
59	Weyerhaeuser Co.	1,581

		4,305

	REITs - Health Care – 0.1%
22	Ventas, Inc.	1,344
54	Welltower, Inc.	4,025

		5,369

	REITs - Hotels – 0.0%
81	Host Hotels & Resorts, Inc.	1,558

	REITs - Office Property – 0.4%
9	Boston Properties, Inc.	1,239
100	Corporate Office Properties Trust	2,788
114	Douglas Emmett, Inc.	4,696
152	Easterly Government Properties, Inc.	2,736
50	Kilroy Realty Corp.	3,845

		15,304

	REITs - Regional Malls – 0.0%
6	Macerich Co. (The)	241
9	Simon Property Group, Inc.	1,563

		1,804

	REITs - Storage – 0.0%
27	Iron Mountain, Inc.	877
2	Public Storage	442

		1,319

	REITs - Warehouse/Industrials – 0.1%
34	CyrusOne, Inc.	1,893
82	Liberty Property Trust	4,071

		5,964

	Road & Rail – 0.4%
29	Genesee & Wyoming, Inc., Class A(a)	2,571
19	Kansas City Southern	2,340
27	Norfolk Southern Corp.	5,508
29	Ryder System, Inc.	1,827
21	Union Pacific Corp.	3,718

		15,964

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 1.8%
14	Advanced Micro Devices, Inc.(a)	$387
59	Applied Materials, Inc.	2,600
38	Brooks Automation, Inc.	1,425
21	Cabot Microelectronics Corp.	2,651
40	Cirrus Logic, Inc.(a)	1,903
28	Cree, Inc.(a)	1,850
71	First Solar, Inc.(a)	4,369
289	Intel Corp.	14,751
78	NVIDIA Corp.	14,118
182	QUALCOMM, Inc.	15,676
29	Silicon Laboratories, Inc.(a)	3,122
73	Texas Instruments, Inc.	8,602

		71,454

	Software – 2.0%
7	Adobe, Inc.(a)	2,025
130	Autodesk, Inc.(a)	23,167
22	Blackbaud, Inc.	1,744
31	Bottomline Technologies, Inc.(a)	1,568
10	Fair Isaac Corp.(a)	2,797
17	LogMeIn, Inc.	1,401
122	Microsoft Corp.	15,933
444	Oracle Corp.	24,567
27	PTC, Inc.(a)	2,443
19	Qualys, Inc.(a)	1,715
8	Ultimate Software Group, Inc. (The)(a)	2,645

		80,005

	Specialty Retail – 0.5%
24	Aaron’s, Inc.	1,337
71	American Eagle Outfitters, Inc.	1,688
26	Asbury Automotive Group, Inc.(a)	2,085
8	Best Buy Co., Inc.	595
12	Five Below, Inc.(a)	1,757
24	Home Depot, Inc. (The)	4,889
17	Lithia Motors, Inc., Class A	1,930
17	Lowe’s Cos., Inc.	1,923
19	Monro, Inc.	1,593
10	Tiffany & Co.	1,078
26	Williams-Sonoma, Inc.	1,486

		20,361

	Technology Hardware, Storage & Peripherals – 1.2%
188	Apple, Inc.	37,726
201	Hewlett Packard Enterprise Co.	3,178
134	HP, Inc.	2,673
63	NCR Corp.(a)	1,824
14	NetApp, Inc.	1,020
7	Seagate Technology PLC	338
8	Western Digital Corp.	409

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
34	Xerox Corp.	$1,134

		48,302

	Textiles, Apparel & Luxury Goods – 0.5%
15	Deckers Outdoor Corp.(a)	2,373
16	Hanesbrands, Inc.	289
20	NIKE, Inc., Class B	1,757
4	PVH Corp.	516
523	Under Armour, Inc., Class A(a)	12,076
58	Wolverine World Wide, Inc.	2,135

		19,146

	Thrifts & Mortgage Finance – 0.1%
220	New York Community Bancorp, Inc.	2,559

	Trading Companies & Distributors – 0.2%
35	Fastenal Co.	2,469
18	GATX Corp.	1,389
11	United Rentals, Inc.(a)	1,550
8	W.W. Grainger, Inc.	2,256

		7,664

	Water Utilities – 0.2%
44	American Water Works Co., Inc.	4,760
62	Aqua America, Inc.	2,422

		7,182

	Total Common Stocks (Identified Cost $1,614,843)	1,654,125

Principal Amount
Bonds and Notes – 15.8%
	Automotive – 0.3%
$ 6,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	5,997
6,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	5,996

		11,993

	Banking – 2.5%
6,000	American Express Co., 3.700%, 8/03/2023	6,167
6,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	6,018
6,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	5,904
6,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	6,198
6,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	6,099
6,000	Capital One Financial Corp., 3.300%, 10/30/2024	5,993

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 6,000	Citigroup, Inc., 4.600%, 3/09/2026	$6,313
3,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	2,978
6,000	Goldman Sachs Group, Inc. (The), 4.000%, 3/03/2024	6,203
6,000	HSBC Holdings PLC, 5.100%, 4/05/2021	6,252
6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	6,001
6,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	6,207
6,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	5,980
6,000	Santander UK PLC, 2.375%, 3/16/2020	5,980
6,000	SunTrust Bank, 2.250%, 1/31/2020	5,978
6,000	Wells Fargo & Co., MTN, 3.300%, 9/09/2024	6,062
6,000	Westpac Banking Corp., 2.750%, 1/11/2023	5,965

		100,298

	Cable Satellite – 0.1%
6,000	Comcast Corp., 3.000%, 2/01/2024	6,029

	Construction Machinery – 0.1%
6,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	6,011

	Consumer Cyclical Services – 0.2%
6,000	eBay, Inc., 3.800%, 3/09/2022	6,146

	Electric – 0.3%
6,000	Duke Energy Corp., 3.750%, 4/15/2024	6,193
6,000	Virginia Electric & Power Co., Series A, 3.800%, 4/01/2028	6,231

		12,424

	Financial Other – 0.1%
6,000	ORIX Corp., 2.900%, 7/18/2022	5,994

	Food & Beverage – 0.2%
6,000	General Mills, Inc., 4.000%, 4/17/2025	6,243

	Government Owned - No Guarantee – 0.5%
14,000	Federal National Mortgage Association, 6.625%, 11/15/2030	19,213

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Health Insurance – 0.3%
$ 6,000	Anthem, Inc., 4.101%, 3/01/2028	$6,137
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	6,104

		12,241

	Healthcare – 0.4%
6,000	CVS Health Corp., 3.875%, 7/20/2025	6,037
6,000	Express Scripts Holding Co., 4.500%, 2/25/2026	6,271
6,000	McKesson Corp., 3.950%, 2/16/2028	5,979

		18,287

	Independent Energy – 0.1%
6,000	EQT Corp., 3.000%, 10/01/2022	5,896

	Integrated Energy – 0.5%
6,000	BP Capital Markets PLC, 3.814%, 2/10/2024	6,234
6,000	Chevron Corp., 1.961%, 3/03/2020	5,967
5,000	Shell International Finance BV, 6.375%, 12/15/2038	6,667

		18,868

	Life Insurance – 0.2%
6,000	American International Group, Inc., 4.125%, 2/15/2024	6,264

	Media Entertainment – 0.3%
4,000	Viacom, Inc., 6.875%, 4/30/2036	4,710
6,000	Warner Media LLC, 3.875%, 1/15/2026	6,107

		10,817

	Midstream – 0.5%
7,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	7,109
6,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	5,991
6,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	6,216

		19,316

	Oil Field Services – 0.1%
6,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	5,978

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Pharmaceuticals – 0.3%
$ 6,000	AbbVie, Inc., 3.600%, 5/14/2025	$6,036
6,000	Amgen, Inc., 2.650%, 5/11/2022	5,969

		12,005

	Railroads – 0.1%
6,000	CSX Corp., 2.600%, 11/01/2026	5,739

	Restaurants – 0.2%
6,000	Starbucks Corp., 3.800%, 8/15/2025	6,222

	Technology – 0.8%
6,000	Apple, Inc., 2.500%, 2/09/2025	5,881
7,000	International Business Machines Corp., 4.000%, 6/20/2042	6,856
6,000	Oracle Corp., 2.950%, 5/15/2025	5,972
6,000	QUALCOMM, Inc., 3.450%, 5/20/2025	6,110
6,000	VMware, Inc., 2.950%, 8/21/2022	5,971

		30,790

	Treasuries – 7.5%
3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,756
13,000	U.S. Treasury Bond, 2.875%, 11/15/2046	12,864
22,000	U.S. Treasury Bond, 3.000%, 5/15/2045	22,325
7,000	U.S. Treasury Bond, 3.000%, 2/15/2048	7,079
6,000	U.S. Treasury Bond, 4.250%, 11/15/2040	7,382
6,000	U.S. Treasury Bond, 4.375%, 5/15/2041	7,513
9,000	U.S. Treasury Bond, 5.250%, 2/15/2029	11,132
45,000	U.S. Treasury Note, 1.125%, 4/30/2020	44,441
20,000	U.S. Treasury Note, 1.125%, 9/30/2021	19,482
25,000	U.S. Treasury Note, 1.625%, 8/31/2022	24,498
26,000	U.S. Treasury Note, 1.750%, 5/15/2023	25,478
6,000	U.S. Treasury Note, 2.000%, 11/15/2026	5,824
9,000	U.S. Treasury Note, 2.125%, 12/31/2022	8,959

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 35,000	U.S. Treasury Note, 2.250%, 11/15/2025	$34,716
8,000	U.S. Treasury Note, 2.250%, 11/15/2027	7,863
25,000	U.S. Treasury Note, 2.625%, 12/31/2023	25,377
7,000	U.S. Treasury Note, 2.625%, 2/15/2029	7,071
25,000	U.S. Treasury Note, 2.750%, 7/31/2023	25,480
6,000	U.S. Treasury Note, 2.875%, 9/30/2023	6,150

		306,390

	Wireless – 0.1%
5,000	Vodafone Group PLC, 6.150%, 2/27/2037	5,681

	Wirelines – 0.1%
6,000	AT&T, Inc., 3.400%, 5/15/2025	6,027

	Total Bonds and Notes (Identified Cost $645,821)	644,872

Shares
Exchange-Traded Funds – 10.6%
4,429	iShares® ESG MSCI EAFE ETF	288,594
4,053	iShares® ESG MSCI Emerging Markets ETF	141,044

	Total Exchange-Traded Funds (Identified Cost $403,387)	429,638

Affiliated Mutual Funds – 43.1%
28,158	Loomis Sayles Inflation Protected Securities Fund, Class N	292,003
36,429	Loomis Sayles Limited Term Government and Agency Fund, Class N	409,466
46,209	Mirova Global Green Bond Fund, Class N	467,169
50,990	Mirova International Sustainable Equity Fund, Class N	583,830

	Total Affiliated Mutual Funds (Identified Cost $1,726,426)	1,752,468

	Total Investments – 110.2% (Identified Cost $4,390,477)	4,481,103
	Other assets less liabilities – (10.2)%	(416,365)

	Net Assets – 100.0%	$4,064,738

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$193,399	$94,739	$655	$3	$4,517	$292,003	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	364,977	44,354	857	4	988	409,466	2,331
Mirova Global Green Bond Fund, Class N	850,898	56,679	462,375	5,371	16,596	467,169	3,580
Mirova International Sustainable Equity Fund, Class N	195,771	371,953	1,599	109	17,596	583,830	260

	$1,605,045	$567,725	$465,486	$5,487	$39,697	$1,752,468	$6,171

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,654,125	$—	$—	$1,654,125
Bonds and Notes*	—	644,872	—	644,872
Exchange-Traded Funds	429,638	—	—	429,638
Affiliated Mutual Funds	1,752,468	—	—	1,752,468

Total	$3,836,231	$644,872	$—	$4,481,103

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at April 30, 2019 (Unaudited)

Equity	65.6%
Fixed Income	44.6

Total Investments	110.2
Other assets less liabilities	(10.2)

Net Assets	100.0%